CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (FY) (Parenthetical) - shares	Jan. 25, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Common stock subject to possible redemption (in shares)		16,104,738	16,112,706	16,127,226	0
Over-allotment Option [Member]
Forfeiture of shares (in shares)	26,667